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SAN FRANCISCO OFFICE
(415) 262-1200

December 3, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	BioTime, Inc.
Amendment No.2 to Registration Statement on Form S-3
File No. 333-167822

Ladies/Gentlemen:

Enclosed for filing by the above-referenced company is Amendment No. 2 to Registration Statement on Form S-3.  This amendment includes revisions made to update information in the Registration Statement.  A copy of the amendment, redlined to show changes, is also being provided for your reference.

A request for acceleration of the effective date of the Registration Statement has been submitted by BioTime with this amendment.

Please direct all correspondence and communications with respect to this registration statement to the undersigned.

Very truly yours,

/s/ Richard S. Soroko
Richard S. Soroko